UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21242

Nuveen Quality Preferred Income Fund 3
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Quality Preferred Income Fund 3 (JHP)
March 31, 2011

Shares		Description (1)	Coupon		Ratings (2)	Value
		$25 Par (or similar) Preferred Securities – 62.2% (48.5% of Total Investments)
		Capital Markets – 7.5%
60,600		Ameriprise Financial, Inc.	7.750%		A	$ 1,681,650
135,400		Credit Suisse	7.900%		A3	3,644,968
388,759		Deutsche Bank Capital Funding Trust II	6.550%		BBB	9,586,797
2,100		Deutsche Bank Contingent Capital Trust III	7.600%		BBB	55,062
12,200		Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%		A3	274,744
		Total Capital Markets				15,243,221
		Commercial Banks – 9.1%
97,976		Banco Santander Finance	10.500%		A-	2,787,417
37,400		BB&T Capital Trust VI	9.600%		Baa1	1,044,956
21,200		BB&T Capital Trust VII	8.100%		Baa1	571,340
44,500		Cobank ACB, 144A	7.000%		N/R	2,084,549
16,000		Cobank ACB	11.000%		A	890,000
20,200		Cobank ACB	11.000%		A	1,126,150
1,500,000		HSBC Bank PLC	1.000%		A	945,000
96,516		HSBC Finance Corporation	6.875%		A	2,483,357
25,000		HSBC Holdings PLC, (3)	8.000%		A-	682,000
4,500		HSBC USA Inc., Series F	2.858%		A-	215,505
7,600		Merrill Lynch Capital Trust I	6.450%		Baa3	175,788
2,700,000		National Australia Bank	8.000%		A+	2,977,830
100,278		National City Capital Trust II	6.625%		BBB	2,538,036
		Total Commercial Banks				18,521,928
		Diversified Financial Services – 4.4%
35,700		BAC Capital Trust X	6.250%		Baa3	835,737
36,800		BAC Capital Trust XII	6.875%		Baa3	914,112
54,185		Citigroup Capital XIII	7.875%		BB+	1,484,669
24,300		Citigroup Capital XVI	6.450%		BB+	579,798
53,800		Countrywide Capital Trust IV	6.750%		Baa3	1,332,626
116,200		ING Groep N.V.	7.050%		Ba1	2,709,784
10,000		ING Groep N.V.	6.125%		Ba1	212,400
3,300		Merrill Lynch Capital Trust II	6.450%		Baa3	76,296
19,600		Merrill Lynch Capital Trust III	7.375%		Baa3	497,644
12,480		National Rural Utilities Cooperative Finance Corporation	5.950%		A3	313,373
		Total Diversified Financial Services				8,956,439
		Diversified Telecommunication Services – 0.7%
28,302		AT&T Inc.	6.375%		A2	754,531
31,000		Telephone and Data Systems Inc.	6.875%		Baa2	774,070
		Total Diversified Telecommunication Services				1,528,601
		Electric Utilities – 1.5%
10,000		Entergy Arkansas Inc.	0.000%		A-	252,500
78,100		Entergy Texas Inc.	7.875%		BBB+	2,191,486
24,000		PPL Energy Supply LLC	7.000%		BBB	605,520
		Total Electric Utilities				3,049,506
		Food Products – 0.5%
10,400		Dairy Farmers of America Inc., 144A	7.875%		BBB-	953,550
		Insurance – 15.9%
319,390		Aegon N.V.	6.375%		BBB	7,272,510
75,054		Allianz SE	8.375%		A+	2,005,353
177,842		Arch Capital Group Limited	8.000%		BBB	4,533,193
49,044		Assured Guaranty Municipal Holdings	6.250%		A+	1,071,611
1,250,000		Dai-Ichi Mutual Life, 144A	7.250%		A3	1,235,693
90,100		Delphi Financial Group, Inc.	7.376%		BB+	2,184,925
103,767		EverestRe Capital Trust II	6.200%		Baa1	2,418,809
167,107		PartnerRe Limited, Series C	6.750%		BBB+	4,087,437
59,843		PLC Capital Trust III	7.500%		BBB	1,514,028
20,500		PLC Capital Trust IV	7.250%		BBB	511,270
4,200		PLC Capital Trust V	6.125%		BBB	100,590
141,063		Protective Life Corporation	7.250%		BBB	3,523,754
63,344		Prudential Financial Inc.	6.750%		A-	1,586,134
13,300		W. R. Berkley Corporation, Capital Trust II	6.750%		BBB-	332,367
		Total Insurance				32,377,674
		Media – 3.7%
58,700		CBS Corporation	6.750%		BBB-	1,475,718
235,414		Viacom Inc.	6.850%		BBB+	6,118,410
		Total Media				7,594,128
		Multi-Utilities – 2.6%
97,100		Dominion Resources Inc.	8.375%		BBB	2,756,669
88,100		Xcel Energy Inc.	7.600%		BBB	2,455,347
		Total Multi-Utilities				5,212,016
		Oil, Gas & Consumable Fuels – 2.4%
192,511		Nexen Inc.	7.350%		BB+	4,880,154
		Pharmaceuticals – 0.1%
6,500		Bristol Myers Squibb Company (CORTS)	6.250%		A+	163,930
		Real Estate/Mortgage – 13.8%
48,011		Commomwealth REIT	7.125%		Baa3	1,206,036
56,000		Developers Diversified Realty Corporation, Series G	8.000%		Ba1	1,405,600
21,700		Kimco Realty Corporation, Series F	6.650%		Baa2	534,471
148,636		Kimco Realty Corporation, Series G	7.750%		Baa2	3,843,727
3,620		Kimco Realty Corporation, Series H	6.900%		Baa2	90,066
11,100		Prologis Trust, Series G	6.750%		Baa3	266,178
37,300		PS Business Parks, Inc.	6.700%		BBB-	910,120
10,000		PS Business Parks, Inc.	0.000%		BBB-	246,700
107,620		Public Storage, Inc.	6.750%		BBB+	2,716,329
14,000		Public Storage, Inc., Series H	6.950%		BBB+	351,540
2,400		Public Storage, Inc., Series K	7.250%		BBB+	61,224
26,299		Public Storage, Inc., Series X	6.450%		BBB+	654,319
77,300		Public Storage, Inc., Series Y, (3)	6.850%		BBB+	1,710,263
18,200		Realty Income Corporation	6.750%		Baa2	463,736
17,222		Regency Centers Corporation	7.450%		Baa3	433,994
69,809		Regency Centers Corporation	7.250%		Baa3	1,737,546
26,800		United Dominion Realty Trust	6.750%		Baa3	675,896
150,320		Vornado Realty LP	7.875%		BBB	4,072,169
80,367		Wachovia Preferred Funding Corporation	7.250%		A-	2,053,377
209,135		Weingarten Realty Trust	8.100%		BBB	4,747,363
		Total Real Estate/Mortgage				28,180,654
		Total $25 Par (or similar) Preferred Securities (cost $121,264,617)				126,661,801

Principal
Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value
		Corporate Bonds – 1.4% (1.1% of Total Investments)
		Capital Markets – 0.1%
$200		Man Group PLC	5.000%	8/09/17	Baa3	$ 173,915
		Commercial Banks – 1.1%
250		Den Norske Bank	0.875%	2/18/35	Baa1	150,000
250		Den Norske Bank	0.657%	2/24/37	Baa1	150,000
1,000		Groupe BCPE	3.800%	12/30/49	BBB-	706,500
650		LBG Capital I PLC, 144A	7.875%	11/01/20	BB	634,075
700		Lloyds Banking Group LBG Capital 1, 144A	8.000%	6/15/20	BB-	668,500
2,850		Total Commercial Banks				2,309,075
		Diversified Financial Services – 0.2%
300		Fortis Hybrid Financing	8.250%	8/27/49	BBB	301,500
$3,350		Total Corporate Bonds (cost $2,694,520)				2,784,490

Principal
Amount (000)/
Shares		Description (1)	Coupon	Maturity	Ratings (2)	Value
		Capital Preferred Securities – 59.4% (46.4% of Total Investments)
		Capital Markets – 1.2%
1,000		ABN AMRO North America Holding Capital, 144A	6.523%	12/31/49	BB+	$ 955,000
1,200		BNY Institutional Capital, 144A	7.780%	12/01/26	A1	1,228,500
400		Credit Suisse Guernsey	1.003%	5/15/17	A3	319,812
		Total Capital Markets				2,503,312
		Commercial Banks – 25.7%
2,200		Abbey National Capital Trust I	8.963%	6/30/30	A-	2,409,000
1,800		AgFirst Farm Credit Bank	7.300%	12/15/53	A	1,588,374
650		Banco Santander Finance	10.500%	9/29/49	A-	735,312
2,100		BankAmerica Capital II, Series 2	8.000%	12/15/26	Baa3	2,147,250
3,300		Barclays Bank PLC, 144A	7.434%	12/15/17	A-	3,300,000
500		Barclays Bank PLC, 144A	6.860%	6/15/32	A-	467,500
1,000		Barclays Bank PLC	6.278%	12/15/34	A-	870,000
2,000		BB&T Capital Trust IV	6.820%	6/12/37	Baa1	1,990,000
2,000		BBVA International Unipersonal	5.919%	4/18/17	A-	1,692,718
1,410		Credit Agricole, S.A., 144A	8.375%	10/13/49	A-	1,508,700
450		Credit Agricole, S.A.	9.750%	12/26/54	A-	489,375
1,000		First Empire Capital Trust I	8.234%	2/01/27	Baa2	1,012,716
700		First Empire Capital Trust II	8.277%	6/01/27	Baa2	708,537
8,485		First Union Capital Trust II, Series A	7.950%	11/15/29	A-	9,205,928
500		Fulton Capital Trust I	6.290%	2/01/36	Baa3	430,000
2,700		HBOS Capital Funding LP, 144A	6.071%	6/30/14	BB	2,467,125
1,500		HSBC Bank PLC	0.850%	6/11/49	A	960,000
2,000		NB Capital Trust II	7.830%	12/15/26	Baa3	2,045,000
400		NB Capital Trust IV	8.250%	4/15/27	Baa3	411,000
1,900		Nordea Bank AB	8.375%	3/25/15	A-	2,061,500
900		North Fork Capital Trust II	8.000%	12/15/27	Baa3	916,200
1,800		Rabobank Nederland, 144A	11.000%	6/30/19	AA-	2,344,500
5,800		Societe Generale	8.750%	10/07/49	BBB+	6,133,500
1,200		Standard Chartered PLC, 144A	7.014%	7/30/37	BBB	1,167,036
—	(7)	Union Planters Preferred Fund, 144A	7.750%	7/15/53	B	5,285,625
		Total Commercial Banks				52,346,896
		Consumer Finance – 0.9%
1,800		Capital One Capital IV Corporation	6.745%	2/17/32	Baa3	1,806,750
		Diversified Financial Services – 2.9%
2,000		JP Morgan Chase Capital Trust XX Ser T	6.550%	9/29/36	A2	2,032,788
1,500		JP Morgan Chase Capital Trust XXVII	7.000%	11/01/39	A2	1,545,564
2,340		JP MORGAN Chase Capital XXV	6.800%	10/01/37	A2	2,352,014
		Total Diversified Financial Services				5,930,366
		Diversified Telecommunication Services – 2.8%
5		Centaur Funding Corporation, Series B	9.080%	4/21/20	BBB	5,812,300
		Electric Utilities – 1.3%
500		Dominion Resources Inc.	7.500%	6/30/16	BBB	523,125
2,000		FPL Group Capital Inc.	7.300%	9/01/17	BBB	2,087,500
		Total Electric Utilities				2,610,625
		Insurance – 23.0%
1,300		Allstate Corporation	6.125%	5/15/17	Baa1	1,313,000
4,000		AXA S.A., 144A	6.379%	12/14/36	Baa1	3,540,000
1,500		AXA	8.600%	12/15/30	A3	1,774,325
34		Axis Capital Holdings Limited	7.500%	12/01/15	BBB	3,353,250
1,500		Catlin Insurance Company Limited	7.249%	1/19/17	BBB+	1,413,750
3,125		Glen Meadows Pass Through Trust	6.505%	2/15/17	BB+	2,757,813
1,850		Great West Life and Annuity Insurance Company, 144A	7.153%	5/16/16	A-	1,905,500
4,100		Lincoln National Corporation	7.000%	5/17/16	BBB	4,069,250
3,200		MetLife Capital Trust IV, 144A	7.875%	12/15/37	BBB	3,440,000
2,800		National Financial Services Inc.	6.750%	5/15/37	Baa2	2,597,000
400		Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa2	343,416
2,800		Oil Insurance Limited, 144A	7.558%	6/30/11	Baa1	2,656,808
1,600		Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa3	1,576,000
2,000		Progressive Corporation	6.700%	6/15/67	A2	2,110,000
1,500		Prudential Financial Inc.	8.875%	6/15/18	BBB+	1,770,000
1,700		Prudential PLC	6.500%	6/29/49	A-	1,572,500
1,900		Swiss Re Capital I	6.854%	5/25/16	A-	1,859,226
900		White Mountains Re Group Limited	7.506%	6/30/17	BB	860,958
5,500		XL Capital Ltd	6.500%	10/15/57	BBB-	5,046,250
2,700		ZFS Finance USA Trust II 144A	6.450%	12/15/65	A	2,754,000
54		ZFS Finance USA Trust V	6.500%	5/09/67	A	54,132
		Total Insurance				46,767,178
		Road & Rail – 1.6%
3,185		Burlington Northern Santa Fe Funding Trust I	6.613%	1/15/26	BBB	3,308,419
		Total Capital Preferred Securities (cost $115,186,245)				121,085,846

Shares		Description (1)				Value
		Investment Companies – 3.9% (3.1% of Total Investments)
172,099		BlackRock Credit Allocation Income Trust II				$ 1,691,733
215,941		Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.				3,688,273
157,399		John Hancock Preferred Income Fund III				2,636,433
		Total Investment Companies (cost $10,772,483)				8,016,439

Principal
Amount (000)		Description (1)	Coupon	Maturity		Value
		Short-Term Investments – 1.2% (0.9% of Total Investments)
$2,479		Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/11, repurchase price $2,479,455, collateralized by $2,435,000 U.S. Treasury Notes, 2.375%, due 10/31/14, value $2,529,356	0.010%	4/01/11		$ 2,479,454
		Total Short-Term Investments (cost $2,479,454)				2,479,454
		Total Investments (cost $252,397,319) – 128.1%				261,028,030
		Borrowings – (28.9)% (4), (5)				(58,900,000)
		Other Assets Less Liabilities – 0.8%				1,618,281
		Net Assets Applicable to Common Shares – 100%				$203,746,311

Investments in Derivatives

Interest Rate Swaps outstanding at March 31, 2011:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (6)	Date	(Depreciation)
JP Morgan Chase	$14,725,000	Receive	1-Month USD-LIBOR	0.360%	Monthly	3/21/11	3/21/12	$ 1,924
JP Morgan Chase	14,725,000	Receive	1-Month USD-LIBOR	1.193%	Monthly	3/21/11	3/21/14	99,235
Morgan Stanley	14,725,000	Receive	1-Month USD-LIBOR	2.064%	Monthly	3/21/11	3/21/16	190,215
								$ 291,374

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2011:

		Level 1	Level 2	Level 3	Total
Investments:
$25 Par (or similar) Preferred Securities		$111,248,745	$ 15,413,056	$ –	$126,661,801
Corporate Bonds		–	2,784,490	–	2,784,490
Capital Preferred Securities		–	121,085,846	–	121,085,846
Investment Companies		8,016,439	–	–	8,016,439
Short-Term Investments		–	2,479,454	–	2,479,454
Derivatives:
Interest Rate Swaps*		–	291,374	–	291,374
Total		$119,265,184	$142,054,220	$ –	$261,319,404
* Represents net unrealized appreciation (depreciation).
During the period ended March 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be hedge

The following table presents the fair value of all derivative instruments held by the Fund as of March 31, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statements of Assets Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Equity	Swaps	Unrealized appreciation on forward swaps*	302,744	—	—
Total			$302,744		$—
* Represents cumulative appreciation (depreciation) of swap contracts as reported in the Portfolio of Investments. Some swap contracts require acounterparty to pay or receive a premium.

Income Tax Information

The following information is presented on an income tax basis based on the information currently available to the Fund. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2011, the cost of investments was $252,879,685.
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2011, were as follows:

Gross unrealized:
Appreciation					$ 14,851,461
Depreciation					(6,703,116)

Net unrealized appreciation (depreciation) of investments					$ 8,148,345

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. The definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	Borrowings as a percentage of Total Investments is 22.6%.
(5)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of March 31, 2011, investments with a value of $155,275,395 have been pledges as collateral for Borrowings

(6)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.
(7)	Principal Amount (000) rounds to less than $1,000.
N/R	Not rated.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

CORTS	Corporate Backed Trust Securities.
PPLUS	PreferredPlus Trust.
USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Quality Preferred Income Fund 3

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 27, 2011

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 27, 2011

*                      Print the name and title of each signing officer under his or her signature.